Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Wages and salaries	¥ 26,728	¥ 29,192	¥ 19,564
Welfare and other benefits	29,804	34,560	25,752
Including: Bonuses	24,066	28,061	19,490
Share-based payment	56,317	68,771	4,578
Total	¥ 112,849	¥ 132,523	¥ 49,894